Investments in associates and joint venture - Statements of profit or loss of Tinka under IFRS (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Investments in associates [Line Items]
Sales of goods	$ 801,199	$ 863,470	$ 637,619
Net loss	602,935	(262,804)	(150,339)
Share in results	176,270	240,450	62,702
Tinka resources Ltd
Disclosure of Investments in associates [Line Items]
Sales of goods	0	0	0
Net loss	(4,383)	(1,109)	(2,311)
Adjustments to conform to the accounting policies	(8,283)	(4,583)	(2,189)
Net loss, adjusted	(12,666)	(5,692)	(4,500)
Share in results	(2,447)	(1,098)	$ (868)
Total market capitalization of shares	$ 11,000	$ 11,000
Market capitalization value by each share	$ 0.14	$ 0.16